U.S. Bancorp Fund Services, LLC
777 E. Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin  53202

August 3, 2016

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	USA Mutuals (the “Trust”) Securities Act Registration No.: 333-57548
Investment Company Registration No.: 811-10319
USA Mutuals Barrier Fund (S000005505)
USA Mutuals Takeover Targets Fund (S000049128)
USA Mutuals Beating Beta Fund (S000052209)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series the USA Mutuals Barrier Fund, the USA Mutuals Takeover Targets Fund and the USA Mutuals Beating Beta Fund (each, a “Fund”, and collectively, the “Funds”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Funds dated July 29, 2016, and filed electronically as Post-Effective Amendment No. 49 to the Funds’ Registration Statement on Form N-1A on July 29, 2016.

Please direct any inquiries regarding this filing to me at (414) 765-6872.  Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Emily R. Enslow

Emily R. Enslow, Esq.
For U.S. Bancorp Fund Services, LLC